Unconsolidated Structured Entities	12 Months Ended
Dec. 31, 2021
Disclosure of unconsolidated structured entities [abstract]
Unconsolidated Structured Entities
42. Unconsolidated Structured Entities
42.1 Nature, purpose, and activities of the unconsolidated structured entities and how the structured entities are financed, are as follows:

Nature	Purpose	Activity	Method of financing
Structured financing	Granting PF loans to SOC and real estate Granting loans to ships/aircrafts SPC	Construction of SOC and real estate Building ships, construction and purchase of aircrafts	Loan commitments through credit line, providing credit line, and investment agreements

Investment funds	Investment in beneficiary certificates Investment in PEF and partnerships	Management of fund assets Payment of fund fees and allocation of fund profits	Sales of beneficiary certificate instruments Investment from general partners and limited partners

Trusts	Management of financial trusts; —Development trust —General unspecified money trust —Trust whose principal is not guaranteed —Other trusts	Management of trusted financial assets Payment of trust fees and allocation of trust profits.	Sales of trusted financial assets

Asset-backed securitization	Early cash generation through transfer of securitized assets Fees earned through services to SPC, such as providing lines of credit and ABCP purchase commitments	Fulfillment of asset-backed securitization plan Purchase and collection of securitized assets Issuance and repayment of ABS and ABCP	Issuance of ABS and ABCP based on securitized assets
42.2 Details of scale of unconsolidated structured entities and nature of the risks associated with the Group’s interests in unconsolidated structured entities as of December 31, 2020 and 2021, are as follows:

	December 31, 2020
	Structured financing		Investment funds		Trusts		Asset-backed securitization and others		Total
	(In millions of Korean won)
Total assets of unconsolidated structured entities	￦	56,200,300	￦	285,528,467	￦	1,984,006	￦	116,115,027	￦	459,827,800
Carrying amount in the financial statements
Assets:
Financial assets at fair value through profit or loss	￦	164,996	￦	11,151,958	￦	—	￦	2,308,917	￦	13,625,871
Derivative financial assets		—		—		—		3,005		3,005
Loans measured at amortized cost		4,655,337		379,727		262,382		1,080,824		6,378,270
Financial investments		—		—		—		7,849,054		7,849,054
Investments in associates		—		396,953		—		—		396,953
Other assets		2,572		3,257		91,297		16,363		113,489

	￦	4,822,905	￦	11,931,895	￦	353,679	￦	11,258,163	￦	28,366,642

Liabilities:
Deposits	￦	612,023	￦	26,839	￦	—	￦	344,221	￦	983,083
Derivative financial liabilities		—		—		—		1,307		1,307
Other liabilities		8,422		97		1		13,736		22,256

	￦	620,445	￦	26,936	￦	1	￦	359,264	￦	1,006,646

Maximum exposure *
Assets held	￦	4,822,905	￦	11,931,895	￦	353,679	￦	11,258,163	￦	28,366,642
Purchase and investment commitments		—		5,650,847		—		761,200		6,412,047
Unused credit		1,322,414		—		18,287		3,020,084		4,360,785
Acceptances and guarantees and loan commitments		883,342		16,650		—		684,257		1,584,249

	￦	7,028,661	￦	17,599,392	￦	371,966	￦	15,723,704	￦	40,723,723

Methods of determining the maximum exposure		Loan commitments / investment agreements / purchase commitments and acceptances and guarantees		Investments / loans and Investment agreements		Trust paying dividends by results: Total amount of trust exposure		Providing credit lines/ purchase commitments/ loan commitments and acceptances and guarantees

	December 31, 2021
	Structured financing		Investment funds		Trusts		Asset-backed securitization and others		Total
		(In millions of Korean won)
Total assets of unconsolidated structured entities	￦	89,647,771	￦	416,401,893	￦	3,005,720	￦	144,897,727	￦	653,953,111
Carrying amount in the financial statements
Assets:
Financial assets at fair value through profit or loss	￦	126,086	￦	13,340,292	￦	90,348	￦	3,602,631	￦	17,159,357
Derivative financial assets		—		—		—		181		181
Loans measured at amortized cost		8,290,514		479,452		265,173		1,194,705		10,229,844
Financial investments		—		—		—		8,084,101		8,084,101
Investments in associates		—		292,315		—		—		292,315
Other assets		2,496		3,111		119,630		15,638		140,875

	￦	8,419,096	￦	14,115,170	￦	475,151	￦	12,897,256	￦	35,906,673

Liabilities:
Deposits	￦	650,834	￦	58,348	￦	—	￦	330,592	￦	1,039,774
Derivative financial liabilities		—		—		—		437		437
Other liabilities		8,196		289		—		32,179		40,664

	￦	659,030	￦	58,637	￦	—	￦	363,208	￦	1,080,875

Maximum exposure *
Assets held	￦	8,419,096	￦	14,115,170	￦	475,151	￦	12,897,256	￦	35,906,673
Purchase and investment commitments		—		6,131,739		131,102		499,682		6,762,523
Unused credit		855,322		—		—		4,990,797		5,846,119
Acceptances and guarantees and loan commitments		1,544,394		—		15,890		496,284		2,056,568

	￦	10,818,812	￦	20,246,909	￦	622,143	￦	18,884,019	￦	50,571,883

Methods of determining the maximum exposure		Loan commitments / investment agreements / purchase commitments and acceptances and guarantees		Investments / loans and Investment agreements		Trust paying dividends by results: Total amount of trust exposure		Providing credit lines/ purchase commitments/ loan commitments and acceptances and guarantees

*	Maximum exposure includes the asset amounts, after deducting loss (provisions for credit losses, impairment losses, and others), recognized in the consolidated financial statements of the Group.